Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 14,477	$ 13,819	$ 14,917
Operating expenses
Labor and fringe benefits	2,879	2,723	2,922
Purchased services and material	2,082	2,152	2,267
Fuel	1,513	1,152	1,637
Depreciation and amortization	1,598	1,589	1,562
Equipment rents	336	432	444
Casualty and other	506	508	492
Loss (recovery) on assets held for sale	(137)	486	0
Transaction-related costs	84	0	0
Total operating expenses	8,861	9,042	9,324
Operating income	5,616	4,777	5,593
Interest expense	(610)	(554)	(538)
Other components of net periodic benefit income	398	315	321
Merger termination fee	886	0	0
Other income	43	6	53
Income before income taxes	6,333	4,544	5,429
Income tax expense	(1,441)	(982)	(1,213)
Net income	$ 4,892	$ 3,562	$ 4,216
Earnings per share
Basic (in dollars per share)	$ 6.90	$ 5.01	$ 5.85
Diluted (in dollars per share)	$ 6.89	$ 5.00	$ 5.83
Weighted-average number of shares
Basic (in shares)	708.5	711.3	720.1
Diluted (in shares)	710.3	713.0	722.6